Inventories	12 Months Ended
Mar. 31, 2026
Inventories [Abstract]
INVENTORIES

Note 7 – INVENTORIES

As of March 31, 2026 and 2025, inventory consisted of finished goods, which were mainly defibrillators, valued at US$200,135 and US$ 190,242; respectively. The Company constantly monitors its potential obsolete products. Any loss on damaged items is immaterial and will be recognized immediately. As a result, no reserves were made for inventory for the years ended March 31, 2026 and 2025, respectively.